Property and Equipment (Details) - Schedule of property and equipment - USD ($) $ in Thousands	Jul. 03, 2022	Jun. 27, 2021
Schedule Of Property And Equipment Abstract
Land	$ 77,006	$ 19,879
Buildings and improvements	69,219	16,155
Leasehold improvements	349,534	313,441
Equipment, furniture, and fixtures	375,780	315,719
Construction in progress	15,638	27,028
Property and equipment, gross	887,177	692,222
Accumulated depreciation	(352,456)	(276,561)
Property and equipment, net of accumulated depreciation	$ 534,721	$ 415,661